Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)		(i)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (7)		Adjusted EBITDA (in millions) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
2022	$13,088,091	$6,654,018	$3,815,016	$2,506,945	$114.18	$99.81	$548.7	(9)	$1,331.0	(9)
2021	$5,546,216	$3,080,082	$2,465,859	$1,985,148	$179.91	$125.33	$704.2		$970.8
2020	$7,177,709	$27,887,022	$2,222,648	$8,787,817	$239.44	$130.04	$810.3		$1,115.3

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table for Mr. Bryant, who served as our President and CEO for each of the periods reflected above. In 2022, Mr. Bryant received a success cash bonus award and 25% of his integration/retention cash bonus award that was paid upon the closing of the Combinations. See the “—Compensation Discussion and Analysis—Special Compensation Awards” section for information on these bonus awards.The dollar amounts reported represent the average of the amounts reported for the NEOs as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table for each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mr. Steward, who served as our CFO until May 27, 2022, Mr. Busky, who became our CFO effective May 27, 2022, Mr. Bujarski, Ms. Hodges and Dr. Kroll; (ii) for 2021, Messrs. Steward and Bujarski, Ms. Hodges and Dr. Kroll; and (iii) for 2020, Messrs. Steward and Bujarski, Dr. Kroll and Ratan S. Borkar. In 2022, Messrs. Bujarski and Steward, Ms. Hodges and Dr. Kroll received a success cash bonus award and/or 25% of their integration/retention cash bonus award that were paid upon the closing of the Combinations. Mr. Busky also received a transaction bonus and 40% of his retention bonus that were paid upon the closing of the Combinations. See the “—Compensation Discussion and Analysis—Special Compensation Awards” section for information on these bonus awards.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: NASDAQ Healthcare Composite Index.
PEO Total Compensation Amount	$ 13,088,091	$ 5,546,216	$ 7,177,709
PEO Actually Paid Compensation Amount	$ 6,654,018	3,080,082	27,887,022
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2022	$13,088,091	$(8,271,993)	$1,837,920	$6,654,018
2021	$5,546,216	$(4,131,930)	$1,665,796	$3,080,082
2020	$7,177,709	$(5,199,655)	$25,908,968	$27,887,022

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)The equity award adjustments for each applicable year include, if applicable, the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value of any equity awards granted in the applicable year that were outstanding and unvested as of the end of the year;
(ii)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the applicable year;
(iii)for awards that were granted and vested in the applicable year, the fair value as of the vesting date;
(iv)for awards granted in prior years that vested in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);
(v)for awards granted in prior years that failed to meet the vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and
(vi)the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments for our PEO are as follows:

Year	Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$7,093,960	$(3,895,214)	N/A	$(1,360,826)	N/A	N/A	$1,837,920
2021	$2,436,411	$(4,707,366)	N/A	$3,936,751	N/A	N/A	$1,665,796
2020	$10,656,560	$15,099,356	N/A	$153,052	N/A	N/A	$25,908,968

Non-PEO NEO Average Total Compensation Amount	$ 3,815,016	2,465,859	2,222,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,506,945	1,985,148	8,787,817
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described in Note 2 above:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,815,016	$(2,099,772)	$791,701	$2,506,945
2021	$2,465,859	$(1,745,223)	$1,264,512	$1,985,148
2020	$2,222,648	$(1,287,601)	$7,852,770	$8,787,817

(a)    The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year-end Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$1,774,637	$(620,798)	N/A	$(362,138)	N/A	N/A	$791,701
2021	$1,257,732	$(968,170)	N/A	$974,950	N/A	N/A	$1,264,512
2020	$2,667,552	$4,785,750	N/A	$399,468	N/A	N/A	$7,852,770

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	The most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

Most Important Performance Measures
Revenue
Adjusted EBITDA
Integration/Cost Synergy Target

Total Shareholder Return Amount	$ 114.18	179.91	239.44
Peer Group Total Shareholder Return Amount	99.81	125.33	130.04
Net Income (Loss)	$ 548,700,000	$ 704,200,000	$ 810,300,000
Company Selected Measure Amount	1,331.0	970.8	1,115.3
PEO Name	Douglas C. Bryant
Additional 402(v) Disclosure [Text Block]	In 2022, Net Income decreased to $548.7 million while adjusted EBITDA increased to $1,331.0 million, primarily due to the closing of the Combinations, which resulted in one-time increased costs in 2022, including higher depreciation and amortization expense, acquisition and integration costs and interest expenses (the “Increased Costs”). Specifically, the 2022 decrease in Net Income was impacted by the Increased Costs while the 2022 increase in adjusted EBITDA was primarily driven by the inclusion of Ortho’s adjusted EBITDA and the Increased Costs were excluded from adjusted EBITDA, as described in Note 8 above.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA consists of net income before interest expense, net, provision for (benefit from) income taxes and depreciation and amortization and eliminates (i) certain non-operating income or expense items and (ii) impacts of certain non-cash, unusual or other items that are included in net income, which we do not consider indicative of our ongoing operating performance.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Integration/Cost Synergy Target
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,271,993)	$ (4,131,930)	$ (5,199,655)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,837,920	1,665,796	25,908,968
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	7,093,960	2,436,411	10,656,560
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	(3,895,214)	(4,707,366)	15,099,356
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	(1,360,826)	3,936,751	153,052
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,099,772)	(1,745,223)	(1,287,601)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	791,701	1,264,512	7,852,770
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	1,774,637	1,257,732	2,667,552
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	(620,798)	(968,170)	4,785,750
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount Equity Awards	$ (362,138)	$ 974,950	$ 399,468